Allowance for Loan Losses - Schedule of Impairment on Allowance for Loan Losses, by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	$ 1,864,788	$ 2,181,000
Charge-offs	(57,000)	(12,000)
Recoveries	5,000	96,000
Provision		(400,000)
Allowance for loan losses, Ending balance	1,812,739	1,864,788
Loans individually evaluated for impairment	127,000	168,000
Loans collectively evaluated for impairment	1,686,000	1,697,000
Commercial and Other Loans [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	260,000	179,000
Charge-offs	(5,000)
Provision	26,000	81,000
Allowance for loan losses, Ending balance	281,000	260,000
Loans individually evaluated for impairment	39,000	32,000
Loans collectively evaluated for impairment	242,000	228,000
Commercial Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	1,315,000	1,762,000
Charge-offs	(36,000)
Recoveries		84,000
Provision	(25,000)	(531,000)
Allowance for loan losses, Ending balance	1,254,000	1,315,000
Loans individually evaluated for impairment	78,000	136,000
Loans collectively evaluated for impairment	1,176,000	1,179,000
Consumer Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance		193,000
Provision		70,000
Allowance for loan losses, Ending balance	263,000	263,000
Loans individually evaluated for impairment	9,000
Loans collectively evaluated for impairment	254,000	263,000
Consumer Loans [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	27,000	47,000
Charge-offs	(16,000)	(12,000)
Recoveries	5,000	12,000
Provision	(1,000)	(20,000)
Allowance for loan losses, Ending balance	15,000	27,000
Loans individually evaluated for impairment	1,000
Loans collectively evaluated for impairment	$ 14,000	$ 27,000